Fixed assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Fixed assets

Note 5 - Fixed assets

Fixed assets consist of the following (in thousands):

	Estimated Useful Life	March 31, 2024	December 31, 2023
Equipment	2 - 5 years	$18	$18
Furniture and fixtures	2 - 5 years	221	221
Computer software, including website development	2 - 3 years	187	187
Computer equipment	1 - 2 years	111	108
Total fixed assets		537	534
Accumulated depreciation		(339)	(304)
Fixed assets, net		$198	$230

Depreciation expense was $0.04 million for the three months ended March 31, 2024 and March 31, 2023.

Note 5 - Fixed assets

Fixed assets consist of the following (in thousands):

	Estimated Useful Life	December 31, 2023	December 31, 2022
Equipment	2 - 5 years	$18	$7
Furniture and fixtures	2 - 5 years	221	221
Computer software, including website development	2 - 3 years	187	187
Computer equipment	1 - 2 years	108	129
Total fixed assets		534	544
Accumulated depreciation		(304)	(169)
Fixed assets, net		$230	$375

Depreciation expense was $0.2 million for the years ended December 31, 2023 and 2022, respectively.